Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 334	$ (433)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	$ 205	$ 269	$ 352
Loss from sale and disposal of property and equipment			11
Currency fluctuation of deposits and loans	$ (16)	$ (171)	(10)
Severance pay, net	29	(9)	35
Share-based compensation expense	130	302	211
Decrease (increase) in trade receivables, net	(927)	1,993	(130)
Decrease (increase) in other accounts receivable and other assets	(235)	305	(201)
Decrease (increase) in inventories	340	875	(558)
Increase (decrease) in trade payables	203	(1,764)	1,317
Increase (decrease) in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	307	(283)	21
Net cash provided by operating activities	370	1,084	1,048
Cash flows from investing activities:
Purchase of property and equipment	$ (66)	(60)	(113)
Proceeds from sale of property and equipment		28	337
Change in long-term bank deposits	$ 275	$ (49)	$ (14)
Loan granted in connection with acquisition of business	(256)
Net cash used in (provided by) investing activities	(47)	$ (81)	$ 210
Cash flows from financing activities:
Proceeds from issuance of shares, net	760	1,725	336
Repayment of deferred consideration related to the Dimex acquisition	(59)	(130)	(77)
Repayment of short and long-term loans	(1,127)	(2,081)	(866)
Net cash used in financing activities	(426)	(486)	(607)
Increase (decrease) in cash and cash equivalents	(103)	517	651
Cash and cash equivalents at the beginning of the year	1,522	1,005	354
Cash and cash equivalents at the end of the year	1,419	1,522	1,005
(i) Net cash paid during the year for:
Interest	207	351	418
Taxes	$ 13	$ 19	$ 1